Fair Value Measurement (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Jun. 14, 2017
Assets Investments in securities
Total assets at fair value	$ 1,266,431	$ 1,130,059	$ 7,920,000
Common stocks [Member]
Assets Investments in securities
Total assets at fair value	1,063,111	1,014,338
Warrants [Member]
Assets Investments in securities
Total assets at fair value	203,320	115,721
Level 1 [Member]
Assets Investments in securities
Total assets at fair value	806,778	813,728	$ 7,920,000
Level 1 [Member] | Common stocks [Member]
Assets Investments in securities
Total assets at fair value	806,778	813,728
Level 1 [Member] | Warrants [Member]
Assets Investments in securities
Total assets at fair value
Level 2 [Member]
Assets Investments in securities
Total assets at fair value	256,333	200,610
Level 2 [Member] | Common stocks [Member]
Assets Investments in securities
Total assets at fair value	256,333	200,610
Level 2 [Member] | Warrants [Member]
Assets Investments in securities
Total assets at fair value
Level 3 [Member]
Assets Investments in securities
Total assets at fair value	203,320	115,721
Level 3 [Member] | Common stocks [Member]
Assets Investments in securities
Total assets at fair value
Level 3 [Member] | Warrants [Member]
Assets Investments in securities
Total assets at fair value	$ 203,320	$ 115,721